Shareholder Report, Line Graph (Details) 74200025900_Franklin LifeSmart Retirement Income Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 15,007	$ 13,822	$ 12,346	$ 13,969	$ 13,231	$ 12,166	$ 10,847	$ 11,092	$ 10,555	$ 10,000	$ 16,546
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark
Accumulated Value	14,766	13,943	12,412	14,913	14,333	12,812	11,338	11,734	10,455	10,000	$ 16,823
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Multiverse Index
Accumulated Value	$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607